Operating segment information (Tables)	12 Months Ended
Dec. 31, 2017
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Detailed Report of Segments

For the year ended December 31, 2017:

	Investing segment	Operating segment	Inter-segment elimination	2017
Statement of Operations
Product sales	$—	$4,082	$—	$4,082
Share of income from equity investment	165	—	—	165
Unrealized gain on revaluation of biological assets	—	11,620	—	11,620
Production costs	—	3,983	—	3,983
Inventory expensed as cost of sales	—	4,489	—	4,489
Gain on disposition and revaluation of other investments	4,858	—	—	4,858
Intercompany revenue	624	—	(624)	—
Stock-based compensation	1,862	—	—	1,862
Interest expense	1	600	(475)	126
Depreciation	71	470	—	541
Net income (loss)	(368)	3,382	(523)	2,491
Consolidated Statement of Financial Position
Total assets	$151,998	$70,198	$(121,167)	$101,029
Total liabilities	979	67,957	(54,275)	14,661

Shareholders’ equity	$151,019	$2,241	$(66,892)	$86,368

Other information
Property, plant and equipment	$1,153	$53,175	$1,844	$56,172
Addition of property, plant, and equipment	138	42,908	—	43,046

For the year ended December 31, 2016:

	Investing	Operating	Inter-segment
	segment	segment	elimination	2016
Consolidated Statement of Operations
Product sales	$—	$554	$—	$554
Share of income from Whistler investment	163	—	—	163
Unrealized gain on revaluation of biological assets	—	2,179	—	2,179
Production costs	—	356	—	356
Inventory expensed to cost of sales	—	384	—	384
Reversal of impairment loss on loan receivable	725	—	—	725
Loss on revaluation of other investments	(310)	—	—	(310)
Intercompany revenue	437	—	(437)	—
Stock-based payments	307	—	—	307
Interest expense	78	350	(196)	(232)
Depreciation	62	323	(2)	382
Net income (loss)	(1,381)	(379)	570	(1,190)
Consolidated Statement of Financial Position
Total assets	$59,046	$16,429	$(32,575)	$42,900
Total liabilities	24,558	17,577	(32,912)	9,223

Shareholders’ equity	$34,488	$(1,148)	$337	$33,677

Other information
Property, plant and equipment	$1,085	$10,872	$2,165	$14,122
Purchase of property, plant, and equipment	—	1,496	27	1,523